Exceptional items (Tables)	6 Months Ended
Dec. 31, 2024
Exceptional items
Schedule of exceptional items

	Three months ended		Six months ended
	31 December		31 December
	2024	2023	2024	2023
	£’000	£’000	£’000	£’000
Club restructuring and redundancy costs	(38)	—	(8,676)	—
Costs associated with loss of office	(14,499)	(5,529)	(14,499)	(5,529)
Costs related to strategic review and share sale agreement with Sir Jim Ratcliffe	—	(4,066)	—	(4,066)
	(14,537)	(9,595)	(23,175)	(9,595)